Segmental analysis (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2019
Operating Segments [Abstract]
Schedule of operating segments
The following table describes the main activities for each reportable operating segment:

UK Electricity Transmission	The high-voltage electricity transmission networks in England and Wales and Great Britain system operator.
UK Gas Transmission	The high-pressure gas transmission networks in Great Britain and system operator in Great Britain.
US Regulated	Gas distribution networks, electricity distribution networks and high-voltage electricity transmission networks in New York and New England and electricity generation facilities in New York.

	2019			2018			2017
	Total sales £m	Sales between segments £m	Sales to third parties £m	Total sales £m	Sales between segments £m	Sales to third parties £m	Total sales £m	Sales between segments £m	Sales to third parties £m
Operating segments – continuing operations:
UK Electricity Transmission	3,351	(20)	3,331	4,154	(28)	4,126	4,439	(29)	4,410
UK Gas Transmission	896	(12)	884	1,091	(9)	1,082	1,080	(99)	981
US Regulated	9,846	—	9,846	9,272	—	9,272	8,931	—	8,931
NGV and Other[1]	876	(4)	872	776	(6)	770	713	—	713
Total revenue from continuing operations	14,969	(36)	14,933	15,293	(43)	15,250	15,163	(128)	15,035

Split by geographical areas – continuing operations:
UK			5,045			5,938			6,064
US			9,888			9,312			8,971
			14,933			15,250			15,035

1.	Included within NGV and Other is £597 million (2018: £593 million; 2017: £604 million) of revenue relating to NGV.

A reconciliation of the operating segments’ measure of profit to profit before tax from continuing operations is provided below. Further details of the exceptional items and remeasurements are provided in note 5.

	Before exceptional items and remeasurements			After exceptional items and remeasurements
	2019	2018¹	2017	2019	2018¹	2017
	£m	£m	£m	£m	£m	£m
Operating segments – continuing operations:
UK Electricity Transmission	1,015	1,041	1,372	778	1,041	1,361
UK Gas Transmission	303	487	511	267	487	507
US Regulated	1,724	1,698	1,713	1,425	1,734	1,278
NGV and Other[2,3]	400	231	177	400	231	62
Total operating profit from continuing operations	3,442	3,457	3,773	2,870	3,493	3,208

Split by geographical area – continuing operations:
UK	1,695	1,840	2,118	1,422	1,840	1,988
US	1,747	1,617	1,655	1,448	1,653	1,220
	3,442	3,457	3,773	2,870	3,493	3,208
Below we reconcile total operating profit from continuing operations to profit before tax from continuing operations. Operating exceptional items and remeasurements of £237 million charge (2018: £nil; 2017: £11 million charge) detailed in note 5 are attributable to UK Electricity Transmission; £36 million charge (2018: £nil; 2017: £4 million charge) to UK Gas Transmission; £299 million charge (2018: £36 million gain; 2017: £435 million charge) to US Regulated; and £nil (2018: £nil; 2017: £115 million charge) to NGV and Other.

Reconciliation to profit before tax:
Operating profit from continuing operations	3,442	3,457	3,773	2,870	3,493	3,208
Finance income	73	127	53	88	127	53
Finance costs	(1,066)	(1,128)	(1,082)	(1,157)	(1,009)	(1,140)
Share of post-tax results of joint ventures and associates	40	44	63	40	49	63
Profit before tax from continuing operations	2,489	2,500	2,807	1,841	2,660	2,184

1.	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas as a discontinued operation in the current period (see note 1C and note 10).

2.
Included within NGV and Other is £263 million (2018: £234 million; 2017: £239 million) of operating profit (both before and after exceptional items and remeasurements) relating to NGV. Also included in this balance for the year ended 31 March 2019 is £181 million (2018: £84 million; 2017: £55 million) of operating profit in relation to the Property business.

3.	NGV and Other includes gains of £95 million (2018: £nil; 2017: £nil) in relation to cash received in respect of two legal settlements.
(c) Capital expenditure

	Net book value of property, plant and equipment and other intangible assets			Capital expenditure[1]			Depreciation, amortisation and impairment
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Operating segments:
UK Electricity Transmission	13,288	13,028	12,515	925	999	1,027	(628)	(475)	(421)
UK Gas Transmission	4,412	4,280	4,165	308	310	214	(181)	(194)	(186)
US Regulated	24,542	20,953	21,638	2,650	2,424	2,247	(700)	(635)	(642)
NGV and Other[2]	2,755	2,491	2,430	438	341	247	(226)	(226)	(232)
Total from continuing operations	44,997	40,752	40,748	4,321	4,074	3,735	(1,735)	(1,530)	(1,481)

Split by geographical area – continuing operations:
UK	19,343	18,772	18,102	1,584	1,527	1,357	(931)	(804)	(753)
US	25,654	21,980	22,646	2,737	2,547	2,378	(804)	(726)	(728)
	44,997	40,752	40,748	4,321	4,074	3,735	(1,735)	(1,530)	(1,481)
Asset type:
Property, plant and equipment	43,913	39,853	39,825	4,015	3,901	3,507	(1,560)	(1,392)	(1,348)
Non-current intangible assets	1,084	899	923	306	173	228	(175)	(138)	(133)
Total from continuing operations	44,997	40,752	40,748	4,321	4,074	3,735	(1,735)	(1,530)	(1,481)

1.	Represents additions to property, plant and equipment and non-current intangibles but excludes additional investments in and loans to joint ventures and associates.

2.
Included within NGV and Other are assets with a net book value of £1,635 million (2018: £1,454 million; 2017: £1,432 million), capital expenditure of £317 million (2018: £186 million; 2017: £98 million) and depreciation, amortisation and impairment of £114 million (2018: £143 million; 2017: £143 million) relating to NGV.